Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash for immediate withdrawal		$ 15,457	$ 11,640
Cash equivalents-short-term deposits	[1]	1,504	10,034
Total		$ 16,961	$ 21,674

[1]	The deposits earn annual interest at the respective term of the deposits of approximately 0.5%.